Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Momentum Factor ETF	Nov. 29, 2022
Fidelity Momentum Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	22.28%
Past 5 years	17.23%
Since Inception	16.42%
Fidelity Momentum Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.09%
Past 5 years	16.94%
Since Inception	16.12%
Fidelity Momentum Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.30%
Past 5 years	13.90%
Since Inception	13.26%
IXZ6D
Average Annual Return:
Past 1 year	22.68%
Past 5 years	17.60%
Since Inception	16.79%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016